additional statement of cash flow information	12 Months Ended
Dec. 31, 2023
additional statement of cash flow information
additional statement of cash flow information
31	additional statement of cash flow information

(a)Statements of cash flows – operating activities and investing activities

Years ended December 31 (millions)	Note	2023	2022
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(184)	$(312)
Inventories		53	(89)
Contract assets		(4)	9
Prepaid expenses		(60)	(56)
Accounts payable and accrued liabilities		(268)	173
Income and other taxes receivable and payable, net		(72)	50
Advance billings and customer deposits		74	(12)
Provisions		135	44
		$(326)	$(193)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(2,622)	$(3,291)
Intangible assets subject to amortization	18	(981)	(1,021)
		(3,603)	(4,312)
Additions arising from leases	17	781	840
Capital expenditures	5	(2,822)	(3,472)
Effect of asset retirement obligations		(59)	198
		(2,881)	(3,274)
Other non-cash items included above
Change in associated non-cash investing working capital		(360)	(175)
Non-cash change in asset retirement obligation		59	(198)
		(301)	(373)
		$(3,182)	$(3,647)

(b)Changes in liabilities arising from financing activities

		Year ended December 31, 2022					Year ended December 31, 2023
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
				Foreign					Foreign
	Balanace as		Redemptions,	exchange		Balance as at		Redemptions,	exchange		Balance as at
	at January 1,	Issued or	repayments or	movement		December 31,	Issued or	repayments or	movement		December 31,
(millions)	2022	received	payments	(Note 4(i))	Other	2022	received	payments	(Note 4(i))	Other	2023
Dividends payable to holders of Common Shares	$449	$—	$(1,846)	$—	$1,899	$502	$—	$(2,063)	$—	$2,111	$550
Dividends reinvested in shares from Treasury	—	—	658	—	(658)	—	—	748	—	(748)	—
	$449	$—	$(1,188)	$—	$1,241	$502	$—	$(1,315)	$—	$1,363	$550
Short-term borrowings	$114	$480	$(497)	$—	$7	$104	$607	$(609)	$—	$2	$104
Long-term debt
TELUS Corporation senior notes	$15,258	$3,143	$—	$280	$(21)	$18,660	$2,250	$(500)	$(104)	$(5)	$20,301
TELUS Corporation commercial paper	1,900	5,523	(6,077)	112	—	1,458	5,502	(5,929)	(10)	—	1,021
TELUS Corporation credit facilities	—	1,594	(449)	—	—	1,145	—	—	—	(1)	1,144
TELUS Communications Inc. debentures	448	—	(249)	—	—	199	—	—	—	1	200
TELUS International (Cda) Inc. credit facility	1,062	11	(219)	68	(8)	914	1,471	(548)	(60)	4	1,781
Other	308	—	(665)	—	678	321	—	(182)	—	149	288
Lease liabilities	1,876	—	(495)	(3)	962	2,340	—	(538)	15	797	2,614
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	4	6,105	(6,000)	(423)	234	(80)	5,984	(5,977)	134	(48)	13
	20,856	16,376	(14,154)	34	1,845	24,957	15,207	(13,674)	(25)	897	27,362
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(6,105)	6,105	—	—	—	(5,984)	5,984	—	—	—
	$20,856	$10,271	$(8,049)	$34	$1,845	$24,957	$9,223	$(7,690)	$(25)	$897	$27,362